UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21180

Name of Fund: BlackRock Municipal Income Investment Quality Trust (BAF)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Investment Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) May 31, 2018	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 103.9%

Alabama — 1.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC)(a):
6.00%, 06/01/19	$1,000	$1,041,800
6.13%, 06/01/19	1,000	1,043,030
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	335	370,798

		2,455,628
California — 12.5%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18(a)	1,755	1,777,201
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	1,120	1,224,675
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,025	1,199,414
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 04/01/19(a)	3,210	3,317,503
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(a)	1,000	1,117,000
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(a)	1,835	2,134,307
5.25%, 05/15/38	520	591,079
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 08/01/19(a)	1,125	1,175,254
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,000	1,158,530
5.50%, 11/01/31	1,500	1,736,145
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	505	574,407

Security	Par (000)	Value
California (continued)
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	$380	$441,852

		16,447,367
Colorado — 3.9%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	3,250	3,661,872
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 05/15/19(a)	1,425	1,482,043

		5,143,915
Connecticut — 1.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	465	474,467
State of Connecticut, GO, Series A, 5.00%, 04/15/37	1,285	1,430,938

		1,905,405
Delaware — 1.0%
County of Kent Delaware, RB, CHF Dover LLC, Delaware State University Project, Series A:
5.00%, 07/01/53	230	249,283
5.00%, 07/01/58	935	1,005,658

		1,254,941
Florida — 10.1%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	4,977,274
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	205	232,499
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	795	872,194
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	4,215	4,868,746
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/41	1,305	1,428,675
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	745	848,458

		13,227,846
Georgia — 2.5%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	2,500	2,754,350

1

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Georgia (continued)
County of Georgia Housing & Finance Authority, RB, S/F, Series A:
3.95%, 12/01/43	$335	$339,301
4.00%, 12/01/48	175	176,845

		3,270,496
Illinois — 21.4%
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, 3rd Lien, Series C (AGC), 5.25%, 01/01/30	1,000	1,045,990
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(a)	690	754,432
Series A, 5.75%, 01/01/39	135	146,436
Series C, 6.50%, 01/01/21(a)	3,740	4,154,280
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18(a)	1,300	1,327,963
Sales Tax Receipts, 5.25%, 12/01/36	3,185	3,419,798
Sales Tax Receipts, 5.25%, 12/01/40	3,000	3,209,850
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	3,000	3,139,470
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	1,480	1,556,501
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	855	903,000
5.25%, 12/01/43	1,430	1,490,146
Illinois Finance Authority, RB, Series A:
Carle Foundation, 6.00%, 08/15/41	1,885	2,077,873
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/37	520	570,991
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	915	1,007,269
6.00%, 06/01/21	260	289,975
State of Illinois, GO:
5.25%, 02/01/31	610	642,867
5.25%, 02/01/32	1,010	1,061,823
5.50%, 07/01/33	1,000	1,057,890

Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO (continued):
5.50%, 07/01/38	$270	$284,369

		28,140,923
Indiana — 1.9%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 01/01/19(a)	470	480,472
5.50%, 01/01/38	1,945	1,984,250

		2,464,722
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC)(a):
5.25%, 02/01/19	100	102,339
5.25%, 02/01/19	800	818,712

		921,051
Louisiana — 1.0%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring(a):
Series A-1 (AGC), 6.00%, 01/01/19	375	384,424
Series A-2 (AGC), 6.00%, 01/01/19	150	153,769
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	790	817,318

		1,355,511
Massachusetts — 1.0%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	695	759,246
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/35	500	547,305

		1,306,551
Michigan — 2.3%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM):
6.25%, 07/01/19(a)	1,695	1,774,919
6.25%, 07/01/36	5	5,220

2

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 09/01/18(a)	$1,205	$1,224,220

		3,004,359
Minnesota — 2.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18(a)	565	577,227
6.50%, 11/15/38	3,115	3,183,125

		3,760,352
Mississippi — 1.8%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,212,330
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(a)	1,000	1,155,850

		2,368,180
Missouri — 0.9%
Health & Educational Facilities Authority of the State of Missouri, RB, SSM Health, Series A, 4.00%, 06/01/48	95	96,093
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, St. Lukes Health Syatem, Series A, 4.00%, 11/15/48	1,025	1,040,980

		1,137,073
Nevada — 1.6%
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 07/01/19(a)	2,000	2,074,200

New Jersey — 7.3%
New Jersey Health Care Facilities Financing Authority, RB:
Inspira Health Obligated Group, 4.00%, 07/01/47	300	304,332
Virtua Health, Series A (AGC), 5.50%, 07/01/38	1,300	1,350,817
New Jersey Housing & Mortgage Finance Agency, RB, S/F, Series CC, 5.25%, 10/01/29	1,350	1,371,627
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.50%, 12/15/38	2,000	2,039,860
Series AA, 5.50%, 06/15/39	1,620	1,738,876

Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/36	$425	$477,215
Series A, 5.00%, 06/01/46	1,365	1,496,559
Series A, 5.25%, 06/01/46	355	399,034
Sub-Series B, 5.00%, 06/01/46	340	364,878

		9,543,198
New York — 4.4%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 01/15/29	2,465	2,523,593
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/21(a)	1,565	1,741,344
Series A-1, 5.25%, 11/15/39	1,000	1,129,980
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	420	414,889

		5,809,806
North Carolina — 0.8%
North Carolina Housing Finance Agency, RB, S/F, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48	985	998,445

Ohio — 0.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	470	525,159

Oklahoma — 0.8%
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	990	1,067,517

Oregon — 0.2%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(b)	510	222,549

Pennsylvania — 3.5%
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	530	535,756
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	535	547,931
Pennsylvania Turnpike Commission, RB, Series C, 5.00%, 12/01/43	1,720	1,876,589

3

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	$1,500	$1,662,720

		4,622,996
South Carolina — 3.0%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,525	1,749,068
State of South Carolina Public Service Authority, RB, Series E:
5.00%, 12/01/48	305	322,986
5.50%, 12/01/53	500	541,515
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,275	1,387,608

		4,001,177
Texas — 12.1%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	980	1,096,042
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 08/15/41	3,365	3,511,310
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
5.38%, 05/15/19(a)	945	976,846
6.00%, 05/15/19(a)	2,465	2,562,491
6.00%, 05/15/19(a)	2,100	2,183,055
6.00%, 11/15/35	135	140,443
6.00%, 11/15/36	115	119,637
5.38%, 11/15/38	55	56,785
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 01/01/19(a)	205	210,615
6.50%, 07/01/37	795	815,710
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	1,000	1,140,780
North Texas Tollway Authority, Refunding RB, 1st Tier(a):
(AGM), 6.00%, 01/01/21	1,000	1,100,950
Series K-1 (AGC), 5.75%, 01/01/19	1,500	1,535,115
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	440	492,290

		15,942,069
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	370	402,364

Security	Par (000)	Value
Virginia (continued)
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18(a)	$1,000	$1,023,950

		1,426,314
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(a)	1,025	1,113,294
State of Washington, GO, Various Purposes, Series B, 5.25%, 02/01/21(a)	795	863,481

		1,976,775

Total Municipal Bonds — 103.9% (Cost — $128,791,706)		136,374,525

Municipal Bonds Transferred to Tender Option Bond Trusts(c)
California — 12.8%
Fremont Union High School District, GO, Refunding Series A, 4.00%, 08/01/46	1,640	1,728,716
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	2,775	3,197,512

4

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 08/01/21(a)	$10,680	$11,830,734

		16,756,962
Connecticut — 1.1%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,306	1,470,847

District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/18(a)(d)	759	770,038

Georgia — 0.8%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,025	1,055,726

Idaho — 1.4%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,700	1,782,943

Illinois — 5.4%
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/40	825	917,708
Series B, 5.00%, 01/01/40	3,329	3,746,269
Series C, 5.00%, 01/01/38	2,252	2,495,016

		7,158,993
Michigan — 2.3%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,650	2,968,623

Nevada — 4.9%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, 6.00%, 07/01/18(a)	2,000	2,006,810
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	4,100	4,432,162

		6,438,972
New Jersey — 6.7%
New Jersey EDA, RB, School Facilities Construction (AGC)(a):
6.00%, 12/15/18	986	1,008,661
6.00%, 12/15/18	14	14,274

Security	Par (000)	Value
New Jersey (continued)
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 01/01/22(a)(d)	$6,020	$6,704,865
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(d)	1,000	1,044,278

		8,772,078
New York — 14.4%
City of New York New York Municipal Water Finance Authority, Refunding RB:
Series FF, 5.00%, 06/15/45	3,019	3,287,525
Water & Sewer System, 2nd General Resolution, Series BB, 5.25%, 06/15/44	4,993	5,487,790
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	900	917,766
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(d)	1,000	1,093,422
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,540	2,908,339
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,955	3,235,711
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(d)	1,740	1,928,650

		18,859,203
North Carolina — 2.1%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,400	2,700,684

Pennsylvania — 3.5%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB (BAM), 5.00%, 08/15/38	1,349	1,516,423
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,094	1,263,529

5

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	$1,640	$1,855,291

		4,635,243
Rhode Island — 1.5%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,982	2,026,638

Texas — 5.7%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,456	4,880,244
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(a)	2,310	2,557,771

		7,438,015
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	1,005	1,042,211

Security	Par (000)	Value
Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(d)	$1,337	$1,610,568

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 65.2% (Cost — $82,304,467)		85,487,743

Total Long-Term Investments — 169.1% (Cost — $211,096,173)		221,862,268

	Shares

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.92%(e)(f)	431,377	431,420

Total Short-Term Securities — 0.3% (Cost — $431,420)		431,420

Total Investments — 169.4% (Cost — $211,527,593)		222,293,688
Other Assets Less Liabilities — 0.8%		1,088,087
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (38.1)%		(49,945,248)
VMTP Shares at Liquidation Value — (32.2)%		(42,200,000)

Net Assets Applicable to Common Shares — 100.0%		$131,236,527

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2018 to January 1, 2026, is $8,408,847.
(e)	Annualized 7-day yield as of period end.
(f)	During the period ended May 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	189,247	242,130	431,377	$431,420	$7,378	$(304)	$19

(a)	Includes net capital gain distributions, if applicable.

6

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Investment Quality Trust (BAF)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	26	09/19/18	$3,131	$(24,554)
11-Long U.S. Treasury Bond	31	09/19/18	4,499	(83,517)
5-Year U.S. Treasury Note	26	09/28/18	2,961	(14,407)

				$(122,478)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

BARB — Building Aid Revenue Bonds

CAB — Capital Appreciation Bonds

EDA — Economic Development Authority

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

IDA — Industrial Development Authority

IDB — Industrial Development Board

ISD — Independent School District

LRB — Lease Revenue Bonds

RB — Revenue Bonds

S/F — Single-Family

7

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Investment Quality Trust (BAF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$221,862,268	$—	$221,862,268
Short-Term Securities	431,420	—	—	431,420

	$431,420	$221,862,268	$—	$222,293,688

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(122,478)	$—	$—	$(122,478)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(49,716,592)	$—	$(49,716,592)
VMTP Shares at Liquidation Value	—	(42,200,000)	—	(42,200,000)

	$—	$(91,916,592)	$—	$(91,916,592)

During the period ended May 31, 2018, there were no transfers between levels.

8

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Investment Quality Trust

Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Investment Quality Trust

Date: July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal Income Investment Quality Trust

Date: July 19, 2018